SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended				12 Months Ended
	Apr. 19, 2018 CAD ($)	Apr. 18, 2018 USD ($) shares	Mar. 16, 2018 USD ($)	Feb. 20, 2018 USD ($) Integer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 14, 2018 USD ($)
Line of credit facility, borrowed amount					$ 3,110,714
Interest Paid					$ 130,531	$ 30,396
Subsequent Event [Member] | Chief Executive Officer [Member]
Due to related party			$ 246,010				$ 371,383
Subsequent Event [Member] | Mr. Siokas [Member]
Common stock shares reserved | shares		1,000,000
Subsequent Event [Member] | Advisory Agreement [Member] | Synthesis [Member]
Description for advisory agreement

SkyPharm S.A. entered into a ten-year Advisory Agreement with Synthesis Management Limited (the “Advisor”). The Advisor was retained to assist SkyPharm to secure corporate finance capital. The Advisor shall be paid €104,000 per year during the ten-year term, all of which have been pre-paid by SkyPharm for future financing services

Subsequent Event [Member] | Loan Facility Agreement [Member] | Synthesis [Member]
Line of credit facility, borrowed amount		$ 3,117,287
Line of credit facility, interest rate		10.00%
Description for the consideration receivable under agreement		The Loan Facility permits prepayment and is due upon the earlier of (i) 75 days following demand of the Lender; or (ii) December 31, 2021, as amended.
Interest Paid		$ 136,800
Percents of quarterly Libor Payments		4.00%
Percent of default interest		2.00%
Line of credit facility, interest rate restated description		Until January 1, 2018, advances under the Loan Facility accrued interest at ten percent (10%) per annum from the applicable date of each drawdown and require quarterly interest payments. The interest rate was restated as of January 1, 2018 to four (4%) percent plus quarterly Libor Payments, plus two (2%) percent default interest on unpaid amounts in addition to the interest rate
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon [Member]
Description for the term of agreement	The Agreement is to remain in effect indefinitely unless Marathon fails to provide Market Competitive (as defined) product pricing and Marathon has not become profitable within five (5) years of this Agreement
Description for the consideration receivable under agreement	Following a thirty (30) day due diligence period, and subject to satisfactory due diligence of the Company, Marathon shall: (a) grant the Company a 33 1/3% equity interest in Marathon as partial consideration for the Company’s distribution services; and (b) make a cash payment of CAD $2,000,000 to the Company, subject to repayment by the Company in Common Shares of the Company if it fails to meet certain performance milestones
Amount receivable upon satisfactory due diligence	$ 2,000,000
Description for the additional consideration receivable under agreement	The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. The Company was also given the right to nominate one director to the Marathon Board of Directors
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon [Member] | Target 2 [Member]
Additional consideration receivable upon meeting of target	$ 2,750,000
Gross sales target for consideration receivable	13,000,000
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon [Member] | Target 1 [Member]
Additional consideration receivable upon meeting of target	2,750,000
Gross sales target for consideration receivable	$ 6,500,000
Subsequent Event [Member] | Third Party Loan Agreement [Member]
Line of credit facility, borrowed amount			$ 1,845,072
Line of credit facility, interest rate			4.70%
Line of credit facility, maturity date			Mar. 16, 2019
Subsequent Event [Member] | Amendment and Exchange of Agreements [Member] | New senior convertible note [Member]
Number of agreements | Integer				2
Maturity date, description				The New Note shall not be convertible into shares of the Company’s common stock (the “Common Stock”) until April 20, 2018
Description for the payment of installments				All future cash installment payments under such New Note will be made at a redemption price equal to 112% of the applicable installment amount
Description for the obligation to deliver predelivery shares				The Company’s existing obligation to initially deliver predelivery shares of its common stock to the holder of such New Note is deferred until April 20, 2018
Description for the redemption of the note				At any time on or before June 20, 2018, the Company has the right, at its option, to redeem all, or any part, of the amounts then outstanding under such New Note in cash at redemption price equal to 125% of such amounts then outstanding under such New Note
Senior debt				$ 3,350,000
Subsequent Event [Member] | Amendment and Exchange of Agreements 1 [Member] | New senior convertible note [Member]
Senior debt				2,791,668
Subsequent Event [Member] | Amendment and Exchange of Agreements 2 [Member] | New senior convertible note [Member]
Senior debt				$ 558,332